Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Common Stock [Member]
Schedule of Stock by Class [Table Text Block]
Common Stock issued are as follows:

		Price		Value of
	Shares	per	Gross	services	Par	Additional
	Issued	share	proceeds	obtained	value	paid-in capital (a)

Balance as of December 31, 2015	5,325,850	Various	$58,393,786	$2,359,303	$533	$60,740,153
Issuance (a)	4,348	$6.25	–	–	–	–
Issuance (b)	6,623	$6.25	–	41,393	–	41,393
Issuance (c)	6,000	$6.25	–	37,499	1	37,500
Balance as of March 31, 2016	5,342,821		$58,393,786	$2,438,195	$534	$60,819,046

(a)	Does not include issuance costs, deferred financing, warrants portion of convertible notes and stock options
(b)	Issued for conversion of an aggregate of $33,333 of accrued interest on promissory notes and $8,060 of accounts payable; shares do not contain an anti-dilution provision
(c)	Issued to a consultant for services rendered; shares do not contain an anti-dilution provision

Common Stock issues during 2015 are as follows:
Common Stock	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
Balance at December 31, 2014	2,663,544	$.0001	Various	$53,708,521	$1,814,673	$266	$55,522,928
Issuance of stock (2)	522,042.0001		$6.25	3,262,765	-	52	3,262,713
Issuance of stock (3)	1,211,461.0001		$6.25	-	-	121	(121)
Issuance of stock (4)	620,986.0001		$6.25	-	-	63	(63)
Issuance of stock (5)	45,381.0001		Various	-	$319,630	5	319,521
Issuance of stock (6)	3,636.0001		$8.25	-	$30,000	-	30,000
Issuance of stock (7)	31,200.0001		$6.25	-	$195,000	3	194,997
Issuance of stock (8)	227,600.0001		$6.25	1,422,500	-	23	1,422,477
Balance at December 31, 2015	5,325,850			$58,393,786	$2,359,303	$533	$60,752,561

(1)	Balance does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
(2)
Shares issued for conversion of an aggregate of $2,841,085 principal amount and $394,173 of accrued interest on promissory notes/convertible notes and $27,506 of accounts payable. Shares do not contain an anti-dilution provision.

(3)	Conversion of preferred stock and accrued dividends into shares of Common Stock and contain an anti-dilution provision.
(4)	Shares issued under certain anti-dilution privileges.
(5)	Shares issued to consultants for services rendered. Shares do not contain anti-dilution provision.
(6)	Shares issued to a director as a commitment fee as part of Promissory Note. Shares do not contain anti-dilution provision.
(7)	Shares issued to directors for compensation for their service to the Company. Share do not contain anti-dilution provision.
(8)	Shares issued contain an anti-dilution provision that expire upon the earlier of 1) three years from date of issuance or 2) uplisting to a senior stock exchange.

Common Stock issues during 2014 are as follows:

Common Stock	# Shares Issued	Par Value	Price Per Share	Gross Proceeds	Value of Services Obtained	Par Value	Additional Paid in Capital (1)
December 31, 2013 Balance		2,617,709.0001	Various	$53,694,771	$829,132	$262	$54,523,641
Issuance of stock (2)		44,494.0001	Various	-	985,541	4	985,537
Stock options exercised (3)		1,000.0001	$0.55	13,750	-	-	13,750
Stock warrants exercised (4)		341.0001	$1.77	-	-	-	-
Total December 31, 2014		2,623,544		$53,708,521	$1,814,673	$266	$55,522,928

(1) Activity does not include issuance costs, deferred financing, warrants portion of convertible notes and stock options.
(2) Shares issued for services performed and does not contain an anti-dilution provision
(3) Shares issued for exercised stock options and does not contain an anti-dilution provision
(4) Shares issued under cashless stock warrant exercise and does not contain an anti-dilution provision